Common Stock, Options, and Stock Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Information on Class A Common Stock issued as acquisition
The following table presents information on shares of our Class A Common Stock issued as acquisition consideration. All of these shares were registered on a "shelf" Registration Statement on Form S-4 that was declared effective in January 2011.

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Shares issued due to acquisitions	635	209	—

Compensation costs included in net income
Our net income includes the following compensation costs related to our stock compensation arrangements:

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Gross compensation costs
Stock options	$—	$—	$4
Restricted stock	6,714	13,208	4,508
Total gross compensation costs	6,714	13,208	4,512
Income tax benefits
Stock options	(39)	(1)	(56)
Restricted stock	(2,164)	(4,508)	(1,517)
Total income tax benefits	(2,203)	(4,509)	(1,573)
Net compensation expense	$4,511	$8,699	$2,939

Summary of the restricted stock awards (RSA) activity
The following is a summary of the restricted stock award activity for the fiscal year ended September 30, 2012:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	1,535,000	$17.49
Granted	312,352	29.22
Released	214,556	19.09
Forfeited	183,963	27.84
Outstanding at end of year	1,448,833	$18.47

	Fiscal Years Ended September 30,
	2012	2011	2010
	(in millions except per share amounts)
Weighted average grant-date fair value per share granted	$29.22	$20.34	$14.64
Total grant date fair value of shares vested	4.1	13.5	0.2

Summary of the option activity
The following is a summary of the option activity for the current fiscal year:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at September 30, 2011	222,398	$3.12
Granted	—	—
Forfeited	—	—
Expired	—	—
Exercised	(204,298)	3.18
Outstanding at September 30, 2012	18,100	$2.52	1.48	$369
Vested and expected to vest	18,100	$2.52	1.48	$369
Vested at September 30, 2012	18,100	$2.52	1.48	$369

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in millions except share amounts)
Shares issued due to stock option exercises	204,298	62,173	494,202
Proceeds due to stock option exercises	$0.6	$0.4	$1.6
Tax benefit from stock option exercises	$1.1	$0.2	$2.1
Intrinsic value of stock options exercised	$5.7	$1.5	$7.7